Loans (Details)							1 Months Ended		12 Months Ended
	Sep. 09, 2022 CHF (SFr) SFr / shares shares	Feb. 08, 2022 CHF (SFr)	Feb. 04, 2022	Mar. 04, 2021 CHF (SFr) shares	Mar. 04, 2021 $ / shares	Sep. 07, 2020	Dec. 28, 2022 CHF (SFr) SFr / shares shares	Sep. 07, 2020 CHF (SFr)	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2021 CHF (SFr)	Dec. 31, 2020 CHF (SFr)
Loans (Details) [Line Items]
Convertible loan agreement amount	SFr 600,000							SFr 1,500,000
Interest rate	5.00%					8.00%	5.00%	8.00%
Purchase of warrants (in Shares) | shares	41,666						33,700
Aggregate of common shares (in Shares) | shares							13,480
warrants exercise share (in Francs per share) | SFr / shares	SFr 7.2						SFr 4.4512
Issuance term	5 years						5 years
Equity amount	SFr 86,744						SFr 48,185			SFr 3,533,616
Carrying amount	561,062						305,873		SFr 4,898,377
Convertible loan description			The convertible loan of CHF 5.0 million, as amended (the “FiveT Loan”) carried interest at the rate of 10% per annum and was to mature on May 31, 2023. FiveT IM had the right to convert all or part of the FiveT Loan, including accrued and unpaid interest, at its option, into common shares, subject to the limitation that the Lender own no more than 4.9% of the common shares at any time. On April 13, 2023, the Company and FiveT IM entered into an amendment to the FiveT Loan (the “FiveT Loan Amendment”), which amended the conversion price of the FiveT Loan to a fixed price equal to the lower of (a) the mean daily trading volume weighted average price (“VWAP”) of the Company’s common shares on the Nasdaq Stock Market on the 20 trading days preceding the effective date of the FiveT Loan Amendment or (b) 90% of the VWAP on the effective date of the FiveT Loan Amendment. From April 13, 2023 to April 17, 2023, FiveT IM converted the entire FiveT Loan into an aggregate of 4,341,012 common shares at an average conversion price of $1.4475 per share.
Expected volatility			90.70%
Derivative amount		SFr 449,898							0
Fair value measurement									449,898
Transaction costs									SFr 807,593
Accrued interest						130.00%
Pricing of conversion description									The pricing of a conversion into our common shares is at the lower of 150% of the share price at close of the disbursement date ($27.00 fixed on September 8, 2020) and 95% of the average price of our common share at close of the 5 trading dates preceding the date of the conversion notice. However, the conversion price shall not be less than the higher of the par value and the backward-looking 3-month floor price of 75% of the average closing price of our common shares. The pricing of a conversion into Altamira Medica shares is at the lower of CHF 3.00 and the issue price of a qualified financing round, meaning that a third-party investor will hold at least 10% of Altamira Medica shares after completion of such financing round. The convertible loan agreement further contains a limitation on the conversion rights in the sense that they may not result in an ownership interest of more than 9.99% in the Company or 49.99% in Altamira Medica. By December 31, 2020, an amount of CHF 895,455 has been converted into 36,850 common shares of the Company (at a conversion price of $27.00).
Volatility percentage											90.90%
Outstanding loan amount				SFr 644,813							SFr 473,920
Common shares (in Shares) | shares				25,841
Conversion price per share (in Dollars per share) | $ / shares					$ 27
Convertible loan amount										SFr 0
Outstanding loan									SFr 0
Derivative amount									310,439
Embedded derivatives									416,003		2,248,257
Effective interest									SFr 170,893		SFr 127,418
Mr. Meyer lent [Member]
Loans (Details) [Line Items]
Principal amount	SFr 200,000
Top of range [member]
Loans (Details) [Line Items]
Convertible loan agreement amount							250,000
Bottom of range [member]
Loans (Details) [Line Items]
Convertible loan agreement amount							SFr 100,000